NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE [Abstract]
NOTES PAYABLE
12.	NOTES PAYABLE

Notes payable as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Classified by financial institutions:
China Citic Bank	$35,312,435	$42,580,912
Bank of Zhengzhou	6,420,443	9,533,040
Minsheng Bank of China	19,261,328	24,229,810
Guangdong Development Bank	22,471,549	14,299,560
Shanghai Pudong Development Bank	25,681,771	15,888,400
China Merchants Bank	11,235,775	16,523,936
China Everbright Bank	27,286,881	19,066,080
Bank of Luoyang	43,337,988	24,627,020
Bank of Communications	22,792,572	12,710,720
Bank of Pingdingshan	32,102,213	25,421,438
Bank of Xuchan	2,407,666	-
Commercial bank of Kaifeng	4,815,332	-
Huaxia Bank	1,605,111	-
Ping An Bank	4,815,331	-
	$259,546,395	$204,880,916

Additional information:
Maximum balance outstanding during the year	$309,304,826	$204,880,916
Interest expense	$4,701,767	$3,342,011
Finance charge per contract	0.05%-0.15%	0.05%-0.5%
Weighted average interest rate	0.69%	1.29%

All notes payable are secured by corresponding restricted cash. The range of collateral ranges from 10% to 100% of such notes. When the restricted cash is not sufficient to secure the note, inventories, Henan Green's assets or guarantees by Henan Green's director or other third parties are further requested. As of December 31, 2012 and 2011, the Group's cash of $145,413,726 and $118,130,253 respectively were restricted for such purpose. All the notes payable have terms of six months. Local PRC banks had certain covenants on the Company's subsidiary, Henan Green, which required the Company to notify the banks if the Company was not in compliance. The Company was not in compliance with its financial covenants during 2012. The terms of the Notes prohibit making advances or providing guarantees to other unrelated parties without prior consent of the bank. The bank may call the Notes since the Company was not in compliance with its financial covenants. The Banks have not called the Notes or assessed a penalty on the Company for these violations. The Company does not believe that any penalty will be assessed by the Banks for these covenant violations.